Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/27/2006 3/26/2006
Record Date - non Physical Certificates 24-Mar-06
Payment Detail:
Pass
Realized
Interest
Through
Original
Beginning
Principal
Interest
Total
Losses/
Shortfall
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Writedown
Amount
Balance (1)
A1 4.79563% $396,315,000.00 $393,444,364.84 $5,910,205.06 $1,467,521.69 $7,377,726.75 N/A $0.00 $387,534,159.78
A2 4.66063% $226,591,000.00 $224,145,102.65 $6,215,532.04 $812,511.30 $7,028,043.34 N/A $0.00 $217,929,570.61
A3 4.78063% $197,040,000.00 $197,040,000.00 $0.00 $732,647.48 $732,647.48 N/A $0.00 $197,040,000.00
A4 4.88063% $21,846,000.00 $21,846,000.00 $0.00 $82,928.41 $82,928.41 N/A $0.00 $21,846,000.00
M-1 4.98063% $43,522,000.00 $43,522,000.00 $0.00 $168,596.54 $168,596.54 $0.00 $0.00 $43,522,000.00
M-2 5.00063% $40,216,000.00 $40,216,000.00 $0.00 $156,415.26 $156,415.26 $0.00 $0.00 $40,216,000.00
M-3 5.03063% $28,096,000.00 $28,096,000.00 $0.00 $109,931.56 $109,931.56 $0.00 $0.00 $28,096,000.00
M-4 5.16063% $19,282,000.00 $19,282,000.00 $0.00 $77,394.54 $77,394.54 $0.00 $0.00 $19,282,000.00
M-5 5.20063% $19,282,000.00 $19,282,000.00 $0.00 $77,994.43 $77,994.43 $0.00 $0.00 $19,282,000.00
M-6 5.29063% $17,078,000.00 $17,078,000.00 $0.00 $70,274.85 $70,274.85 $0.00 $0.00 $17,078,000.00
M-7 5.88063% $18,180,000.00 $18,180,000.00 $0.00 $83,152.11 $83,152.11 $0.00 $0.00 $18,180,000.00
M-8 6.08063% $13,222,000.00 $13,222,000.00 $0.00 $62,531.85 $62,531.85 $0.00 $0.00 $13,222,000.00
M-9 7.08063% $12,120,000.00 $12,120,000.00 $0.00 $66,746.74 $66,746.74 $0.00 $0.00 $12,120,000.00
M-10 7.08063% $12,120,000.00 $12,120,000.00 $0.00 $66,746.74 $66,746.74 $0.00 $0.00 $12,120,000.00
M-11 7.08063% $8,264,000.00 $8,264,000.00 $0.00 $45,511.14 $45,511.14 $0.00 $0.00 $8,264,000.00
M-12 7.08063% $10,467,000.00 $10,467,000.00 $0.00 $57,643.41 $57,643.41 $0.00 $0.00 $10,467,000.00
X N/A $0.00 $18,180,053.92 $0.00 $1,953,690.46 $1,953,690.46 N/A $0.00 $18,180,053.92
P N/A $100.00 $100.00 $0.00 $145,811.51 $145,811.51 N/A $0.00 $100.00
R 4.58063% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $1,083,641,100.00 $1,078,324,567.49 $12,125,737.10 $6,238,050.02 $18,363,787.12 $0.00 $0.00 $1,066,198,830.39
(1) Class X is an IO Cert, and the Balances reflected for this Cert is a Notional Amount
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Writedown
Balance
Index
Value
A1 04541GVG4 $992.75668304 $14.91289772 $3.70291735 $0.00000000 $0.00000000 $977.84378532 LIBOR 4.58063%
A2 04541GVH2 $989.20567298 $27.43062187 $3.58580570 $0.00000000 $0.00000000 $961.77505113 SWAP LIBOR 4.58063%
A3 04541GVJ8 $1,000.00000000 $0.00000000 $3.71826776 $0.00000000 $0.00000000 $1,000.00000000
A4 04541GVK5 $1,000.00000000 $0.00000000 $3.79604550 $0.00000000 $0.00000000 $1,000.00000000
M-1 04541GVL3 $1,000.00000000 $0.00000000 $3.87382335 $0.00000000 $0.00000000 $1,000.00000000
M-2 04541GVM1 $1,000.00000000 $0.00000000 $3.88937885 $0.00000000 $0.00000000 $1,000.00000000
M-3 04541GVN9 $1,000.00000000 $0.00000000 $3.91271213 $0.00000000 $0.00000000 $1,000.00000000
M-4 04541GVP4 $1,000.00000000 $0.00000000 $4.01382325 $0.00000000 $0.00000000 $1,000.00000000
M-5 04541GVQ2 $1,000.00000000 $0.00000000 $4.04493465 $0.00000000 $0.00000000 $1,000.00000000
M-6 04541GVR0 $1,000.00000000 $0.00000000 $4.11493442 $0.00000000 $0.00000000 $1,000.00000000
M-7 04541GVS8 $1,000.00000000 $0.00000000 $4.57382343 $0.00000000 $0.00000000 $1,000.00000000
M-8 04541GVT6 $1,000.00000000 $0.00000000 $4.72937907 $0.00000000 $0.00000000 $1,000.00000000
M-9 04541GVU3 $1,000.00000000 $0.00000000 $5.50715677 $0.00000000 $0.00000000 $1,000.00000000
M-10 04541GVV1 $1,000.00000000 $0.00000000 $5.50715677 $0.00000000 $0.00000000 $1,000.00000000
M-11 04541GVW9 $1,000.00000000 $0.00000000 $5.50715634 $0.00000000 $0.00000000 $1,000.00000000
M-12 04541GVX7 $1,000.00000000 $0.00000000 $5.50715678 $0.00000000 $0.00000000 $1,000.00000000
X 04541GVY5 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 0451GVZ2 $1,000.00000000 $0.00000000 $1,458,115.1000 $0.00000000 $0.00000000 $1,000.00000000
R 04541GWA6 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
For additional information regarding the Mortgage Loans serviced by Select Portfolio Servicing, Inc., please contact Select Portfolio Servicing, Inc. at csfbdeals@spservicing.com.
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/27/2006 3/26/2006
Record Date - non Physical Certificates 24-Mar-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Total
Realized
Allocation of
Net
Total
Cumulative
Margin or
Accrued @
Unpaid
Losses
Net PPIS &
WAC Rate
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Carryover
Paid
Shortfall
A1 4.79563% $1,467,521.69 $0.00 $0.00 $0.00 $0.00 $1,467,521.69 $0.00
A2 4.66063% $812,511.30 $0.00 $0.00 $0.00 $0.00 $812,511.30 $0.00
A3 4.78063% $732,647.48 $0.00 $0.00 $0.00 $0.00 $732,647.48 $0.00
A4 4.88063% $82,928.41 $0.00 $0.00 $0.00 $0.00 $82,928.41 $0.00
M-1 4.98063% $168,596.54 $0.00 $0.00 $0.00 $0.00 $168,596.54 $0.00
M-2 5.00063% $156,415.26 $0.00 $0.00 $0.00 $0.00 $156,415.26 $0.00
M-3 5.03063% $109,931.56 $0.00 $0.00 $0.00 $0.00 $109,931.56 $0.00
M-4 5.16063% $77,394.54 $0.00 $0.00 $0.00 $0.00 $77,394.54 $0.00
M-5 5.20063% $77,994.43 $0.00 $0.00 $0.00 $0.00 $77,994.43 $0.00
M-6 5.29063% $70,274.85 $0.00 $0.00 $0.00 $0.00 $70,274.85 $0.00
M-7 5.88063% $83,152.11 $0.00 $0.00 $0.00 $0.00 $83,152.11 $0.00
M-8 6.08063% $62,531.85 $0.00 $0.00 $0.00 $0.00 $62,531.85 $0.00
M-9 7.08063% $66,746.74 $0.00 $0.00 $0.00 $0.00 $66,746.74 $0.00
M-10 7.08063% $66,746.74 $0.00 $0.00 $0.00 $0.00 $66,746.74 $0.00
M-11 7.08063% $45,511.14 $0.00 $0.00 $0.00 $0.00 $45,511.14 $0.00
M-12 7.08063% $57,643.41 $0.00 $0.00 $0.00 $0.00 $57,643.41 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/27/2006 3/26/2006
Record Date - non Physical Certificates 24-Mar-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Totals
Group 1
Group 2
Ending Collateral Balance 1,084,378,884.31 509,955,291.80 574,423,592.51
Net WAC Reserve Fund
Beginning Balance
1,000.00
Deposit 2.39
Withdrawal to Pay Carryover Amts 0.00
Withdrawal in Excess of Required Bal 2.39
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 1,000.00
Miscellaneous:
Cumulative Recoveries
0.00
Current Advances 0.00
Outstanding Advances 0.00
Extraordinary Trust Fund Expenses 0.00
Reconciliation:
Available funds (A):
Servicer remittance
18,953,226.80
Net Payments to Trust from Swap Counterparty 0.00
Net Funds from Net WAC Reserve Fund 2.39
Net Funds from Supplemental Interest 2.39
18,953,231.58
Distributions (B):
Trustee fee
0.00
LPA Fee 13,706.31
Net Payments to Counterparty from Swap Trust 575,738.15
Total interest distributed 6,238,050.02
Total principal distributed 12,125,737.10
Net Deposits to Net WAC Reserve Fund 0.00
18,953,231.58
(A) - (B): 0.00
Supplemental Interest Trust:
Deposit: Investment Income 2.39
Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 575,738.15
Deposit / Withdrawal : Trust Termination Payment to Counterparty (0.00)
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 2.39
ACCOUNT ACTIVITY

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date
27-Mar-06
Determination Date 15-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/27/2006 3/26/2006
Record Date - non Physical Certificates 24-Mar-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 9,066,055.35 Credit Enhancement Percentage 23.714%
B) Ending Collateral Balance 1,084,378,884.31 Credit Enhancement Percentage for purposes of Stepdown 23.980%
C) Current Delinquency Rate (A/B) 0.836%
D) Rolling One Month Delinquency Rate 0.836% The earlier of:
E) Credit Enhancement % 23.7144% 1) First payment date when Seniors are reduced to zero. NO
F) Applicable % multiplied by Credit Enhancement % 8.039% 2) later of (x) February 2009 NO
G) Cumulative Realized Losses 0.00 (y) Date when Credit Enhancement % >= 47.20% NO
H) Original Collateral Balance 1,101,821,449.88
NO
I) Cumulative Loss % ( G /H) 0.000%
J) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
Ending Overcollateralization Amount
18,180,053.92
A Trigger Event will occur if either (1) or (2) is True: Target Overcollateralization Amount 18,180,053.92
1) Rolling One Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Ending Overcollateralization deficiency amount 0.00
2) Cumulative Loss % exceeds applicable limit (I > J). NO Overcollateralization release amount 0.00
NO
Excess Overcollateralization Amount (0.00)
Overcollateralization increase amount 0.00
SPS Termination Test:
Excess interest distributions:
Relevant information: Excess available interest (A): 1,953,685.67
A) Cumulatiave Realized SPS Losses 0.00
B) Cut-Off Balance of SPS Loans 2,203,642,899.76 1) as additional principal to certificates 0.00
C) SPS Realized Loss Percentage 0.00% 2) Unpaid Interest Shortfall Amount 0.00
D) Applicable loss limit 4.63% 3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
The SPS Termination Test will be failed if: 5) To Net WAC Res. Fund any Net WAC Rate Carryover Amount
1) SPS Realized Loss % exceeds applicable limit (C > D), and NO 6) To Supp Interest Trust - Swap Term Payments 0.00
2) Certificateholders voted to remove SPS? NO 7) Remaining Amounts to X 1,953,685.68
FAIL?: NO (B): 1,953,685.68
(A)-(B): (0.01)
CREDIT ENHANCEMENT AND TRIGGERS

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
Supplemental Collateral Information *
I. Mortgage Loan Characteristics Report
II. Delinquency Report
III. Delinquency History Report - Six Months
IV. CPR / CDR History Report - Six Months
Issuance Dates
V. Prepayment & Liquidation Loan Detail Report
VI. Realized Loss Detail Report
VII. REO Loan Detail Report
VIII. Foreclosure Loan Detail Report
IX. Bankruptcy Loan Detail Report
February 25, 2006
January 01, 2006
February 06, 2006
Issuance Parties
Select Portfolio Servicing, Inc.
DLJ Mortgage Capital Inc.
N/A
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Susan Burdick
Account Administrator
651-495-3840
Name:
Title:
Phone:
Mobile:
Fax:
susan.burdick@usbank.com
Email:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
XI. Material Breaches Report
X. Material Modifications, Extensions, Waivers Report
03/20/2006 4:51 pm Page S1
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 100K
3,202 189,395,619.64 17.47% 1,739 96,656,998.15 18.95% 1,463 92,738,621.49 16.14%
100K to 200K
2,457 351,657,204.89 32.43% 1,299 186,852,555.92 36.64% 1,158 164,804,648.97 28.69%
200K to 300K
1,026 247,932,716.59 22.86% 522 125,557,262.98 24.62% 504 122,375,453.61 21.30%
300K to 400K
425 146,757,867.22 13.53% 224 76,735,532.66 15.05% 201 70,022,334.56 12.19%
400K to 500K
205 90,655,455.57 8.36% 50 21,417,216.12 4.20% 155 69,238,239.45 12.05%
500K to 600K
67 35,986,931.87 3.32% 4 2,098,005.15 0.41% 63 33,888,926.72 5.90%
600K to 700K
24 15,153,598.42 1.40% 1 637,720.81 0.13% 23 14,515,877.61 2.53%
700K to 800K
3 2,249,890.31 0.21% 0 0.00 0.00% 3 2,249,890.31 0.39%
800K to 900K
3 2,517,990.70 0.23% 0 0.00 0.00% 3 2,517,990.70 0.44%
1000K to 1100K
2 2,071,609.09 0.19% 0 0.00 0.00% 2 2,071,609.09 0.36%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
I. MORTGAGE LOAN CHARACTERISTIC REPORT
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
Group 2
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K
1000K to 1100K
Balance
03/20/2006 4:51 pm Page S2
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.50% - 4.99%
1 283,403.41 0.03% 0 0.00 0.00% 1 283,403.41 0.05%
5.00% - 5.49%
36 10,120,722.16 0.93% 22 5,791,209.55 1.14% 14 4,329,512.61 0.75%
5.50% - 5.99%
227 59,394,389.15 5.48% 117 26,293,413.20 5.16% 110 33,100,975.95 5.76%
6.00% - 6.49%
355 81,260,914.56 7.49% 196 42,468,191.93 8.33% 159 38,792,722.63 6.75%
6.50% - 6.99%
864 184,722,598.64 17.03% 468 90,817,792.07 17.81% 396 93,904,806.57 16.35%
7.00% - 7.49%
854 160,724,680.71 14.82% 408 70,267,182.28 13.78% 446 90,457,498.43 15.75%
7.50% - 7.99%
1,089 185,084,819.99 17.07% 563 87,606,024.71 17.18% 526 97,478,795.28 16.97%
8.00% - 8.49%
672 99,765,824.34 9.20% 327 45,897,294.22 9.00% 345 53,868,530.12 9.38%
8.50% - 8.99%
787 111,514,576.28 10.28% 393 52,811,468.30 10.36% 394 58,703,107.98 10.22%
9.00% - 9.49%
605 69,023,956.49 6.37% 282 31,225,313.56 6.12% 323 37,798,642.93 6.58%
9.50% - 9.99%
644 63,351,803.69 5.84% 329 28,382,211.86 5.57% 315 34,969,591.83 6.09%
10.00% - 10.49%
658 34,033,777.86 3.14% 297 12,494,129.35 2.45% 361 21,539,648.51 3.75%
10.50% - 10.99%
340 12,790,925.01 1.18% 233 7,911,628.18 1.55% 107 4,879,296.83 0.85%
11.00% - 11.49%
92 4,151,438.38 0.38% 55 1,995,240.49 0.39% 37 2,156,197.89 0.38%
11.50% - 11.99%
50 2,895,001.16 0.27% 36 1,818,234.42 0.36% 14 1,076,766.74 0.19%
12.00% - 12.49%
22 907,022.01 0.08% 16 726,172.09 0.14% 6 180,849.92 0.03%
12.50% - 12.99%
118 4,353,030.46 0.40% 97 3,449,785.58 0.68% 21 903,244.88 0.16%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.79%
Group 2 Weighted Average Margin: 7.81%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2 508,753.73 0.06% 2 508,753.73 0.13% 0 0.00 0.00%
3.00% - 3.99%
17 4,275,109.60 0.50% 10 2,167,884.16 0.55% 7 2,107,225.44 0.46%
4.00% - 4.99%
235 57,374,194.48 6.68% 124 27,219,573.56 6.87% 111 30,154,620.92 6.52%
5.00% - 5.99%
1,160 244,890,240.27 28.51% 585 109,533,211.58 27.65% 575 135,357,028.69 29.25%
6.00% - 6.99%
1,662 298,078,431.36 34.70% 831 139,364,227.94 35.18% 831 158,714,203.42 34.30%
7.00% - 7.99%
1,158 168,020,008.26 19.56% 566 78,700,297.73 19.87% 592 89,319,710.53 19.30%
8.00% - 8.99%
681 82,228,406.76 9.57% 329 36,862,850.12 9.31% 352 45,365,556.64 9.80%
9.00% - 9.99%
27 2,335,478.81 0.27% 18 1,559,218.43 0.39% 9 776,260.38 0.17%
10.00% - 10.99%
8 579,387.27 0.07% 3 199,917.42 0.05% 5 379,469.85 0.08%
14.00% - 14.99%
1 604,000.00 0.07% 0 0.00 0.00% 1 604,000.00 0.13%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.44%
Group 2 Weighted Average Margin: 6.46%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
5 970,299.87 0.11% 2 259,983.20 0.07% 3 710,316.67 0.15%
5.00% - 5.99%
160 41,775,918.25 4.86% 93 20,170,675.67 5.09% 67 21,605,242.58 4.67%
6.00% - 6.99%
1,060 228,945,997.12 26.66% 563 112,552,517.61 28.41% 497 116,393,479.51 25.15%
7.00% - 7.99%
1,630 297,956,950.91 34.69% 801 131,905,704.28 33.30% 829 166,051,246.63 35.88%
8.00% - 8.99%
1,162 179,812,468.12 20.94% 567 82,917,493.63 20.93% 595 96,894,974.49 20.94%
9.00% - 9.99%
875 104,535,912.25 12.17% 416 46,430,033.40 11.72% 459 58,105,878.85 12.56%
10.00% - 10.99%
46 3,973,362.76 0.46% 19 1,485,525.74 0.38% 27 2,487,837.02 0.54%
11.00% - 11.99%
13 923,101.26 0.11% 7 394,001.14 0.10% 6 529,100.12 0.11%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.62%
Group 2 Weighted Average Lifetime Rate Floor: 7.67%
03/20/2006 4:51 pm Page S3
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 10.99%
2 684,328.64 0.08% 1 400,925.23 0.10% 1 283,403.41 0.06%
11.00% - 11.99%
133 35,395,462.44 4.12% 80 17,882,181.90 4.51% 53 17,513,280.54 3.78%
12.00% - 12.99%
959 213,272,552.09 24.83% 508 104,042,748.66 26.27% 451 109,229,803.43 23.60%
13.00% - 13.99%
1,668 305,841,405.97 35.61% 826 137,025,059.03 34.59% 842 168,816,346.94 36.48%
14.00% - 14.99%
1,208 188,396,136.06 21.93% 588 86,260,907.46 21.78% 620 102,135,228.60 22.07%
15.00% - 15.99%
912 109,521,184.71 12.75% 431 47,920,558.20 12.10% 481 61,600,626.51 13.31%
16.00% - 16.99%
54 4,689,197.28 0.55% 25 2,018,910.96 0.51% 29 2,670,286.32 0.58%
17.00% - 17.99%
15 1,093,743.35 0.13% 9 564,643.23 0.14% 6 529,100.12 0.11%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.67%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.74%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,951 858,894,010.54 100.00% 2,468 396,115,934.67 100.00% 2,483 462,778,075.87 100.00%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,951 858,894,010.54 100.00% 2,468 396,115,934.67 100.00% 2,483 462,778,075.87 100.00%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4,951 858,894,010.54 100.00% 2,468 396,115,934.67 100.00% 2,483 462,778,075.87 100.00%
Total
4,951
858,894,010.54
100.00%
2,468
396,115,934.67
100.00%
2,483
462,778,075.87
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Condominium
375 53,665,933.62 4.95% 180 22,626,812.24 4.44% 195 31,039,121.38 5.40%
Multifamily
386 82,166,024.42 7.58% 205 42,809,950.35 8.39% 181 39,356,074.07 6.85%
Planned Unit Development
814 131,899,919.10 12.16% 380 57,036,768.17 11.18% 434 74,863,150.93 13.03%
Single Family
5,813 812,932,797.40 74.97% 3,060 386,037,030.47 75.70% 2,753 426,895,766.93 74.32%
Townhouse
26 3,714,209.76 0.34% 14 1,444,730.56 0.28% 12 2,269,479.20 0.40%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
5,009 729,972,336.61 67.32% 2,605 347,405,256.49 68.12% 2,404 382,567,080.12 66.60%
2006
2,405 354,406,547.69 32.68% 1,234 162,550,035.30 31.88% 1,171 191,856,512.39 33.40%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Year of Origination
Year
03/20/2006 4:51 pm Page S4
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.0 - 9.9
1 46,948.16 0.00% 1 46,948.16 0.01% 0 0.00 0.00%
10.0 - 19.9
12 1,812,045.40 0.17% 10 683,631.34 0.13% 2 1,128,414.06 0.20%
20.0 - 29.9
27 2,587,098.16 0.24% 15 1,370,697.33 0.27% 12 1,216,400.83 0.21%
30.0 - 39.9
61 7,669,168.29 0.71% 29 3,171,029.26 0.62% 32 4,498,139.03 0.78%
40.0 - 49.9
131 18,186,928.84 1.68% 77 11,016,659.66 2.16% 54 7,170,269.18 1.25%
50.0 - 59.9
181 30,089,461.03 2.77% 104 17,240,054.60 3.38% 77 12,849,406.43 2.24%
60.0 - 69.9
440 75,561,695.86 6.97% 260 44,309,632.08 8.69% 180 31,252,063.78 5.44%
70.0 - 79.9
788 141,983,861.47 13.09% 423 74,755,116.19 14.66% 365 67,228,745.28 11.70%
80.0 - 89.9
1,271 216,328,479.44 19.95% 675 111,845,795.26 21.93% 596 104,482,684.18 18.19%
90.0 - 99.9
1,590 224,874,276.90 20.74% 770 98,150,688.23 19.25% 820 126,723,588.67 22.06%
100.0 - 100.0
2,912 365,238,920.75 33.68% 1,475 147,365,039.68 28.90% 1,437 217,873,881.07 37.93%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 85
Group 2 Weighted Average LTV: 89
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 843,828.88 0.08% 3 173,776.08 0.03% 9 670,052.80 0.12%
169 - 192
85 8,819,089.00 0.81% 46 4,706,121.53 0.92% 39 4,112,967.47 0.72%
217 - 240
179 8,297,615.51 0.77% 141 6,076,486.46 1.19% 38 2,221,129.05 0.39%
289 - 312
1,399 327,725,159.74 30.22% 884 178,386,503.81 34.98% 515 149,338,655.93 26.00%
313 - 336
2 738,000.00 0.07% 1 306,000.00 0.06% 1 432,000.00 0.08%
337 - 360
5,643 720,765,985.00 66.47% 2,709 310,515,382.42 60.89% 2,934 410,250,602.58 71.42%
457 - 480
94 17,189,206.17 1.59% 55 9,791,021.49 1.92% 39 7,398,184.68 1.29%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 334
Group 2 Weighted Average Remaining Amortization Months: 340
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 843,828.88 0.08% 3 173,776.08 0.03% 9 670,052.80 0.12%
169 - 192
157 12,227,950.36 1.13% 89 6,759,184.56 1.33% 68 5,468,765.80 0.95%
217 - 240
179 8,297,615.51 0.77% 141 6,076,486.46 1.19% 38 2,221,129.05 0.39%
289 - 312
5 1,083,380.65 0.10% 3 641,260.68 0.13% 2 442,119.97 0.08%
337 - 360
7,061 1,061,926,108.90 97.93% 3,603 496,304,584.01 97.32% 3,458 565,621,524.89 98.47%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352
Group 2 Weighted Average Remaining Months: 354
03/20/2006 4:51 pm Page S5
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 843,828.88 0.08% 3 173,776.08 0.03% 9 670,052.80 0.12%
169 - 192
85 8,819,089.00 0.81% 46 4,706,121.53 0.92% 39 4,112,967.47 0.72%
217 - 240
179 8,297,615.51 0.77% 141 6,076,486.46 1.19% 38 2,221,129.05 0.39%
289 - 312
1,399 327,725,159.74 30.22% 884 178,386,503.81 34.98% 515 149,338,655.93 26.00%
313 - 336
2 738,000.00 0.07% 1 306,000.00 0.06% 1 432,000.00 0.08%
337 - 360
5,643 720,765,985.00 66.47% 2,709 310,515,382.42 60.89% 2,934 410,250,602.58 71.42%
457 - 480
94 17,189,206.17 1.59% 55 9,791,021.49 1.92% 39 7,398,184.68 1.29%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 338
Group 2 Weighted Average Original Amortization Months: 344
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
12 843,828.88 0.08% 3 173,776.08 0.03% 9 670,052.80 0.12%
169 - 192
157 12,227,950.36 1.13% 89 6,759,184.56 1.33% 68 5,468,765.80 0.95%
217 - 240
179 8,297,615.51 0.77% 141 6,076,486.46 1.19% 38 2,221,129.05 0.39%
289 - 312
5 1,083,380.65 0.10% 3 641,260.68 0.13% 2 442,119.97 0.08%
337 - 360
7,061 1,061,926,108.90 97.93% 3,603 496,304,584.01 97.32% 3,458 565,621,524.89 98.47%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 356
Group 2 Weighted Average Original Remaining Months: 357
03/20/2006 4:51 pm Page S6
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
44 4,557,999.01 0.42% 22 1,906,299.81 0.37% 22 2,651,699.20 0.46%
ARIZONA
367 58,414,256.87 5.39% 201 31,005,635.82 6.08% 166 27,408,621.05 4.77%
ARKANSAS
27 2,181,368.20 0.20% 11 921,103.10 0.18% 16 1,260,265.10 0.22%
CALIFORNIA
572 149,812,464.99 13.82% 315 73,610,217.97 14.43% 257 76,202,247.02 13.27%
COLORADO
189 26,402,486.23 2.43% 137 17,461,483.35 3.42% 52 8,941,002.88 1.56%
CONNECTICUT
113 18,188,038.19 1.68% 67 9,835,131.08 1.93% 46 8,352,907.11 1.45%
DELAWARE
23 3,605,509.88 0.33% 12 1,524,403.04 0.30% 11 2,081,106.84 0.36%
DISTRICT OF COLUMBIA
1 180,000.00 0.02% 1 180,000.00 0.04% 0 0.00 0.00%
FLORIDA
877 129,927,291.36 11.98% 406 54,879,632.37 10.76% 471 75,047,658.99 13.06%
GEORGIA
197 22,467,239.39 2.07% 105 10,259,670.25 2.01% 92 12,207,569.14 2.13%
IDAHO
13 1,399,271.33 0.13% 9 951,459.76 0.19% 4 447,811.57 0.08%
ILLINOIS
365 51,657,761.14 4.76% 182 22,411,395.44 4.39% 183 29,246,365.70 5.09%
INDIANA
175 12,455,252.89 1.15% 101 7,241,877.03 1.42% 74 5,213,375.86 0.91%
IOWA
29 2,394,369.75 0.22% 11 997,906.97 0.20% 18 1,396,462.78 0.24%
KANSAS
35 3,748,350.63 0.35% 18 1,453,516.08 0.29% 17 2,294,834.55 0.40%
KENTUCKY
86 6,712,030.82 0.62% 39 2,365,534.29 0.46% 47 4,346,496.53 0.76%
LOUISIANA
100 8,348,926.39 0.77% 55 3,826,229.20 0.75% 45 4,522,697.19 0.79%
MAINE
104 11,574,152.19 1.07% 50 5,207,193.61 1.02% 54 6,366,958.58 1.11%
MARYLAND
146 28,733,270.65 2.65% 84 15,525,682.93 3.04% 62 13,207,587.72 2.30%
MASSACHUSETTS
94 19,518,747.11 1.80% 53 10,253,073.56 2.01% 41 9,265,673.55 1.61%
MICHIGAN
342 33,108,713.41 3.05% 190 16,018,321.23 3.14% 152 17,090,392.18 2.98%
MINNESOTA
90 13,347,275.75 1.23% 53 7,099,526.10 1.39% 37 6,247,749.65 1.09%
MISSISSIPPI
30 2,551,932.92 0.24% 12 1,069,095.13 0.21% 18 1,482,837.79 0.26%
MISSOURI
251 20,371,924.20 1.88% 128 9,829,328.74 1.93% 123 10,542,595.46 1.84%
NEBRASKA
39 3,087,582.59 0.28% 24 1,741,791.50 0.34% 15 1,345,791.09 0.23%
NEVADA
225 40,766,321.25 3.76% 115 19,186,487.25 3.76% 110 21,579,834.00 3.76%
NEW HAMPSHIRE
108 17,060,693.93 1.57% 64 9,800,799.20 1.92% 44 7,259,894.73 1.26%
NEW JERSEY
175 38,587,618.40 3.56% 91 18,143,233.93 3.56% 84 20,444,384.47 3.56%
NEW MEXICO
19 2,425,060.89 0.22% 9 899,413.98 0.18% 10 1,525,646.91 0.27%
NEW YORK
499 121,573,699.36 11.21% 217 49,470,695.36 9.70% 282 72,103,004.00 12.55%
NORTH CAROLINA
162 13,822,201.37 1.27% 82 6,299,554.29 1.24% 80 7,522,647.08 1.31%
NORTH DAKOTA
2 121,923.67 0.01% 2 121,923.67 0.02% 0 0.00 0.00%
OHIO
567 47,436,833.81 4.37% 306 24,041,856.45 4.71% 261 23,394,977.36 4.07%
OKLAHOMA
24 1,569,968.40 0.14% 9 422,006.01 0.08% 15 1,147,962.39 0.20%
OREGON
49 6,563,807.85 0.61% 28 3,349,131.10 0.66% 21 3,214,676.75 0.56%
PENNSYLVANIA
100 11,583,935.88 1.07% 50 4,483,568.18 0.88% 50 7,100,367.70 1.24%
RHODE ISLAND
59 11,422,240.90 1.05% 33 6,168,325.84 1.21% 26 5,253,915.06 0.91%
SOUTH CAROLINA
68 5,768,946.51 0.53% 34 2,665,756.06 0.52% 34 3,103,190.45 0.54%
SOUTH DAKOTA
2 148,572.63 0.01% 2 148,572.63 0.03% 0 0.00 0.00%
TENNESSEE
77 6,120,992.95 0.56% 45 3,297,732.12 0.65% 32 2,823,260.83 0.49%
TEXAS
389 39,043,547.86 3.60% 139 10,285,362.70 2.02% 250 28,758,185.16 5.01%
UTAH
146 16,694,302.86 1.54% 83 8,549,840.48 1.68% 63 8,144,462.38 1.42%
VERMONT
43 5,920,052.47 0.55% 22 2,885,215.49 0.57% 21 3,034,836.98 0.53%
VIRGINIA
171 31,298,545.82 2.89% 105 16,198,409.32 3.18% 66 15,100,136.50 2.63%
WASHINGTON
130 22,080,736.58 2.04% 72 11,348,031.32 2.23% 58 10,732,705.26 1.87%
WEST VIRGINIA
2 148,317.33 0.01% 1 75,450.75 0.01% 1 72,866.58 0.01%
WISCONSIN
86 9,223,415.89 0.85% 42 4,287,485.50 0.84% 44 4,935,930.39 0.86%
WYOMING
2 250,931.80 0.02% 2 250,931.80 0.05% 0 0.00 0.00%
Total
7,414
1,084,378,884.30
100.00%
3,839
509,955,291.79
100.00%
3,575
574,423,592.51
100.00%
Geographic Distribution by State
State
03/20/2006 4:51 pm Page S7
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
0
2
4
6
8
10
12
14
16
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
OHIO
ILLINOIS
NEVADA
NEW JERSEY
COLORADO
VIRGINIA
MICHIGAN
MARYLAND
WASHINGTON
TEXAS
GEORGIA
MASSACHUSETTS
CONNECTICUT
MISSOURI
NEW HAMPSHIRE
UTAH
INDIANA
MINNESOTA
NORTH CAROLINA
RHODE ISLAND
MAINE
PENNSYLVANIA
WISCONSIN
LOUISIANA
OREGON
TENNESSEE
VERMONT
SOUTH CAROLINA
KENTUCKY
ALABAMA
NEBRASKA
DELAWARE
KANSAS
MISSISSIPPI
IOWA
IDAHO
ARKANSAS
NEW MEXICO
OKLAHOMA
WYOMING
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
NORTH DAKOTA
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 1
0
2
4
6
8
10
12
14
CALIFORNIA
FLORIDA
NEW YORK
ILLINOIS
TEXAS
ARIZONA
OHIO
NEVADA
NEW JERSEY
MICHIGAN
VIRGINIA
MARYLAND
GEORGIA
WASHINGTON
MISSOURI
MASSACHUSETTS
COLORADO
CONNECTICUT
UTAH
NORTH CAROLINA
NEW HAMPSHIRE
PENNSYLVANIA
MAINE
MINNESOTA
RHODE ISLAND
INDIANA
WISCONSIN
LOUISIANA
KENTUCKY
OREGON
SOUTH CAROLINA
VERMONT
TENNESSEE
ALABAMA
KANSAS
DELAWARE
NEW MEXICO
MISSISSIPPI
IOWA
NEBRASKA
ARKANSAS
OKLAHOMA
IDAHO
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 2
03/20/2006 4:51 pm Page S8
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
II. DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
7,160
1,049,581,371.04
96.79%
1,050,086,440.92
195
25,731,457.91
2.37%
25,760,228.30
59
9,066,055.35
0.84%
9,072,632.91
7,414
1,084,378,884.30
1,084,919,302.13
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
7,160
1,049,581,371.04
96.79%
1,050,086,440.92
195
25,731,457.91
2.37%
25,760,228.30
59
9,066,055.35
0.84%
9,072,632.91
7,414
1,084,378,884.30
100.00%
1,084,919,302.13
All Groups
Current
30 - 59 days
60 - 89 days
Current 96.8%
30 - 59 days 2.4%
60 - 89 days 0.8%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,722
496,895,499.92
97.44%
497,117,934.80
97
10,777,541.66
2.11%
10,788,704.97
20
2,282,250.21
0.45%
2,284,877.54
3,839
509,955,291.79
510,191,517.31
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,722
496,895,499.92
97.44%
497,117,934.80
97
10,777,541.66
2.11%
10,788,704.97
20
2,282,250.21
0.45%
2,284,877.54
3,839
509,955,291.79
100.00%
510,191,517.31
Group 1
Current
30 - 59 days
60 - 89 days
Current 97.4%
30 - 59 days 2.1%
60 - 89 days 0.4%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,438
552,685,871.12
96.22%
552,968,506.12
98
14,953,916.25
2.60%
14,971,523.33
39
6,783,805.14
1.18%
6,787,755.37
3,575
574,423,592.51
574,727,784.82
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,438
552,685,871.12
96.22%
552,968,506.12
98
14,953,916.25
2.60%
14,971,523.33
39
6,783,805.14
1.18%
6,787,755.37
3,575
574,423,592.51
100.00%
574,727,784.82
Group 2
Current
30 - 59 days
60 - 89 days
Current 96.2%
30 - 59 days 2.6%
60 - 89 days 1.2%
Total: 100.0%
03/20/2006 4:51 pm Page S9
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
Delinquency Report
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
195 25,731,457.91 73.95% 59 9,066,055.35 26.05%
254
34,797,513.26
TOTAL
195
25,731,457.91
73.95%
59
9,066,055.35
26.05%
254
34,797,513.26
100.00%
All Groups
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
97 10,777,541.66 82.52% 20 2,282,250.21 17.48%
117
13,059,791.87
TOTAL
97
10,777,541.66
82.52%
20
2,282,250.21
17.48%
117
13,059,791.87
100.00%
Group 1
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
98 14,953,916.25 68.79% 39 6,783,805.14 31.21%
137
21,737,721.39
TOTAL
98
14,953,916.25
68.79%
39
6,783,805.14
31.21%
137
21,737,721.39
100.00%
Group 2
30.97
6.56
42.97
19.50
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
Group 2
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
37.53
62.47
Delinquent
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
03/20/2006 4:51 pm Page S10
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
February 2006
March 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
87 11,339,312.56 195 25,731,457.91
60 - 89 days
0 0.00 59 9,066,055.35
Others
362 50,055,567.30 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
2/
1/
20
06
3/
1/
20
06
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
3/
1/
20
06
Balance ($)
60 - 89 days
03/20/2006 4:51 pm Page S11
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
February 2006
March 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
40 4,283,710.62 97 10,777,541.66
60 - 89 days
0 0.00 20 2,282,250.21
Others
183 21,074,307.74 0 0.00
Group 1
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
2/
1/
20
06
3/
1/
20
06
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
3/
1/
20
06
Balance ($)
60 - 89 days
03/20/2006 4:51 pm Page S12
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
February 2006
March 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
47 7,055,601.94 98 14,953,916.25
60 - 89 days
0 0.00 39 6,783,805.14
Others
179 28,981,259.56 0 0.00
Group 2
III. DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
2/
1/
20
06
3/
1/
20
06
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
3/
1/
20
06
Balance ($)
60 - 89 days
03/20/2006 4:51 pm Page S13
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
IV. CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
Percentage
Amount ($)
12.42%
5,665,069.76
11.54%
5,901,957.31
11.95%
11,567,027.07
Life CPR
Percentage
Amount ($)
9.22% 8.00% 8.57%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
03/20/2006 4:51 pm Page S14
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2006 3/1/2006
Group 1
Group 2
Total
Percentage
CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2006 3/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2006 3/1/2006
Group 1
Group 2
Total
Percentage
CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2006 3/1/2006
Group 1
Group 2
Total
Amount ($)
03/20/2006 4:51 pm Page S15
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
39 5,638,050.00 5,625,871.70 0.00 515,865,496.86
GROUP 2
24 5,887,900.00 5,877,476.62 0.00 580,639,124.56
TOTAL:
63
11,525,950.00
11,503,348.32
0.00
1.09%
98.91%
1
1.01%
98.99%
2
Prepayment Liquidation Beginning Balance
V. PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406228811 151,700.00 151,413.98 151,317.31 0.00 0.00 0.00 Voluntary PIF 02/28/2006 96.67 8.355%
0.000%
406229128 139,200.00 139,200.00 139,200.00 0.00 0.00 0.00 Voluntary PIF 03/10/2006 0.00 7.790%
0.000%
406229129 34,800.00 34,758.06 34,743.83 0.00 0.00 0.00 Voluntary PIF 03/10/2006 14.23 10.490%
0.000%
406229846 400,000.00 397,966.75 397,279.87 0.00 0.00 0.00 Voluntary PIF 02/27/2006 686.88 8.070%
0.000%
406230429 134,500.00 133,584.96 133,279.71 0.00 0.00 0.00 Voluntary PIF 02/24/2006 305.25 5.720%
0.000%
406231060 64,000.00 63,913.86 63,884.77 0.00 0.00 0.00 Voluntary PIF 02/17/2006 29.09 9.990%
0.000%
406231377 21,800.00 21,783.47 21,775.09 0.00 0.00 0.00 Voluntary PIF 03/15/2006 8.38 10.740%
0.000%
406231411 158,000.00 158,000.00 158,000.00 0.00 0.00 0.00 Voluntary PIF 03/15/2006 0.00 7.300%
0.000%
406231583 94,800.00 94,800.00 94,800.00 0.00 0.00 0.00 Voluntary PIF 02/28/2006 0.00 6.730%
0.000%
406231600 23,700.00 23,680.00 23,669.87 0.00 0.00 0.00 Voluntary PIF 02/28/2006 10.13 10.240%
0.000%
406231701 133,200.00 133,012.73 132,918.82 0.00 0.00 0.00 Voluntary PIF 03/07/2006 93.91 7.820%
0.000%
406231838 34,300.00 34,214.31 34,196.76 0.00 0.00 0.00 Voluntary PIF 03/09/2006 17.55 9.500%
0.000%
406231929 184,500.00 184,079.83 183,972.84 0.00 0.00 0.00 Voluntary PIF 03/15/2006 106.99 8.854%
0.000%
406231960 150,100.00 149,782.01 149,700.98 0.00 0.00 0.00 Voluntary PIF 02/28/2006 81.03 9.203%
0.000%
406232133 44,500.00 44,454.61 44,439.19 0.00 0.00 0.00 Voluntary PIF 02/28/2006 15.42 11.260%
0.000%
406232165 238,500.00 238,106.25 237,973.03 0.00 0.00 0.00 Voluntary PIF 03/01/2006 133.22 9.000%
0.000%
406232174 144,000.00 144,000.00 144,000.00 0.00 0.00 0.00 Voluntary PIF 03/06/2006 0.00 9.024%
0.000%
406232211 182,500.00 182,246.50 182,160.61 0.00 0.00 0.00 Voluntary PIF 02/28/2006 85.89 9.824%
0.000%
406232231 180,000.00 179,737.21 179,648.42 0.00 0.00 0.00 Voluntary PIF 02/27/2006 88.79 9.600%
0.000%
406232298 46,000.00 45,930.85 45,907.44 0.00 0.00 0.00 Voluntary PIF 03/15/2006 23.41 9.450%
0.000%
406232802 150,000.00 149,777.77 149,702.58 0.00 0.00 0.00 Voluntary PIF 03/02/2006 75.19 9.523%
0.000%
406232836 108,700.00 108,602.88 108,570.05 0.00 0.00 0.00 Voluntary PIF 03/15/2006 32.83 11.891%
0.000%
406232843 100,000.00 99,804.42 99,738.34 0.00 0.00 0.00 Voluntary PIF 03/14/2006 66.08 8.175%
0.000%
406233040 96,750.00 96,371.26 96,312.84 0.00 0.00 0.00 Voluntary PIF 03/03/2006 58.42 8.750%
0.000%
406233136 244,300.00 243,716.78 243,568.34 0.00 0.00 0.00 Voluntary PIF 03/14/2006 148.44 8.625%
0.000%
03/20/2006 4:51 pm Page S16
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406233380 350,000.00 350,000.00 350,000.00 0.00 0.00 0.00 Voluntary PIF 02/27/2006 0.00 7.875%
0.000%
406233484 94,400.00 94,079.07 94,013.59 0.00 0.00 0.00 Voluntary PIF 03/02/2006 65.48 8.000%
0.000%
406294520 110,900.00 110,793.65 110,739.83 0.00 0.00 0.00 Voluntary PIF 03/09/2006 53.82 9.640%
0.000%
406294634 146,100.00 145,903.29 145,803.95 0.00 0.00 0.00 Voluntary PIF 03/14/2006 99.34 8.000%
0.000%
406295470 149,600.00 149,600.00 149,600.00 0.00 0.00 0.00 Voluntary PIF 03/13/2006 0.00 9.160%
0.000%
406295529 168,000.00 167,757.27 167,634.74 0.00 0.00 0.00 Voluntary PIF 03/06/2006 122.53 7.650%
0.000%
406295963 163,200.00 163,043.83 162,964.80 0.00 0.00 0.00 Voluntary PIF 03/15/2006 79.03 9.650%
0.000%
406296012 186,200.00 186,200.00 186,200.00 0.00 0.00 0.00 Voluntary PIF 03/06/2006 0.00 9.310%
0.000%
406296256 180,000.00 179,731.99 179,596.72 0.00 0.00 0.00 Voluntary PIF 03/07/2006 135.27 7.500%
0.000%
406296441 139,500.00 139,349.07 139,297.84 0.00 0.00 0.00 Voluntary PIF 02/22/2006 51.23 10.990%
0.000%
406296465 41,800.00 41,729.25 41,705.32 0.00 0.00 0.00 Voluntary PIF 02/28/2006 23.93 8.880%
0.000%
406296583 172,000.00 171,214.07 171,054.32 0.00 0.00 0.00 Voluntary PIF 03/01/2006 159.75 6.500%
0.000%
406296749 356,500.00 356,499.90 356,499.90 0.00 0.00 0.00 Voluntary PIF 03/02/2006 0.00 6.825%
0.000%
406296805 120,000.00 120,000.00 120,000.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 6.840%
0.000%
Total:
39
5,638,050.00
5,628,839.88
2,968.18
5,625,871.70
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406228410 631,500.00 630,493.77 630,236.66 0.00 0.00 0.00 Voluntary PIF 02/24/2006 257.11 10.550%
0.000%
406228987 342,000.00 341,375.96 341,164.99 0.00 0.00 0.00 Voluntary PIF 03/08/2006 210.97 8.515%
0.000%
406229658 391,900.00 390,947.68 390,626.48 0.00 0.00 0.00 Voluntary PIF 02/28/2006 321.20 7.090%
0.000%
406229659 97,900.00 97,805.02 97,772.75 0.00 0.00 0.00 Voluntary PIF 02/28/2006 32.27 11.490%
0.000%
406231148 500,000.00 500,000.00 500,000.00 0.00 0.00 0.00 Voluntary PIF 03/06/2006 0.00 7.680%
0.000%
406231602 172,000.00 171,701.25 171,550.62 0.00 0.00 0.00 Voluntary PIF 03/15/2006 150.63 6.720%
0.000%
406231620 43,000.00 42,961.72 42,942.34 0.00 0.00 0.00 Voluntary PIF 03/15/2006 19.38 9.990%
0.000%
406231832 295,000.00 294,287.52 294,141.57 0.00 0.00 0.00 Voluntary PIF 02/21/2006 145.95 9.662%
0.000%
406231932 300,000.00 299,439.02 299,295.90 0.00 0.00 0.00 Voluntary PIF 02/28/2006 143.12 9.798%
0.000%
406231971 234,000.00 233,879.10 233,838.14 0.00 0.00 0.00 Voluntary PIF 03/14/2006 40.96 9.745%
0.000%
406232292 225,000.00 224,620.73 224,492.43 0.00 0.00 0.00 Voluntary PIF 03/15/2006 128.30 8.900%
0.000%
406232533 77,900.00 77,768.05 77,723.43 0.00 0.00 0.00 Voluntary PIF 02/28/2006 44.62 8.878%
0.000%
406232609 12,500.00 12,464.20 12,452.02 0.00 0.00 0.00 Voluntary PIF 03/14/2006 12.18 12.500%
0.000%
406232821 193,500.00 193,087.35 192,992.59 0.00 0.00 0.00 Voluntary PIF 02/27/2006 94.76 9.690%
0.000%
406232945 250,700.00 250,555.78 250,482.59 0.00 0.00 0.00 Voluntary PIF 02/23/2006 73.19 11.999%
0.000%
406233085 180,000.00 179,687.59 179,607.83 0.00 0.00 0.00 Voluntary PIF 02/16/2006 79.76 10.150%
0.000%
406233140 50,400.00 50,196.96 50,161.39 0.00 0.00 0.00 Voluntary PIF 02/24/2006 35.57 7.940%
0.000%
406233338 89,600.00 89,380.54 89,324.70 0.00 0.00 0.00 Voluntary PIF 03/08/2006 55.84 8.500%
0.000%
406294683 352,000.00 351,887.83 351,887.83 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 7.600%
0.000%
406294684 88,000.00 87,929.59 87,893.93 0.00 0.00 0.00 Voluntary PIF 03/14/2006 35.66 10.490%
0.000%
03/20/2006 4:51 pm Page S17
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
406295169 204,400.00 204,181.39 204,070.84 0.00 0.00 0.00 Voluntary PIF 03/09/2006 110.55 9.120%
0.000%
406295550 554,000.00 553,462.00 553,189.77 0.00 0.00 0.00 Voluntary PIF 02/16/2006 272.23 9.580%
0.000%
406295665 500,000.00 499,516.47 499,271.80 0.00 0.00 0.00 Voluntary PIF 03/15/2006 244.67 9.600%
0.000%
406295852 102,600.00 102,437.83 102,356.02 0.00 0.00 0.00 Voluntary PIF 03/14/2006 81.81 7.200%
0.000%
Total:
24
5,887,900.00
5,880,067.35
2,590.73
5,877,476.62
0.00
0.00
0.00
03/20/2006 4:51 pm Page S18
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
# None #
VII. REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
03/20/2006 4:51 pm Page S19
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
# None #
VIII. Foreclosure LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/20/2006 4:51 pm Page S20
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
# None #
IX. Bankruptcy LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/20/2006 4:51 pm Page S21
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
X. MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
03/20/2006 4:51 pm Page S22
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
for Distribution Date of: March 25, 2006
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
XI. MATERIAL BREACHES LOAN DETAIL REPORT
03/20/2006 4:51 pm Page S23